EFMT 2024-RM3 ABS-15G

Exhibit 99.03

Exception Grades

Run Date - 11/26/2024 2:38:42 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220433586	XXX			29087128			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing attorney trust review letter.				Reviewer Comment (2023-09-23): Attorney trust review letter provided Seller Comment (2023-09-22): Please see attached	09/23/2023			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
220871812	XXX			29850749			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage is less than appraised value minus site value per appraisal.				Reviewer Comment (2024-01-26): [redacted] provided Seller Comment (2024-01-26): Please refer to [redacted] Page [redacted] for the Replacement Cost Estimate	01/26/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
220871812	XXX			29856354			Credit	Collateral	Missing/Incorrect	Collateral	Mortgage note not yet reviewed or approved by custodian. If applicable, please provide tracking number for delivery of collateral file.						Reviewer Comment (2024-01-26): N/A for this review type	01/26/2024			1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221020679	XXX		xxx	30123969			Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-					Reviewer Comment (2024-03-14): FACTA provided Seller Comment (2024-03-14): Please see attached FACTA	03/14/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance		B	A	B	A			A	A			No
221118378	XXX	30289221	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Dwelling coverage is less than appraised value minus site value and no evidence of extended replacement coverage or RCE in file.	Reviewer Comment (2024-04-08): Dwelling coverage $[redacted] plus other permanent structure coverage of $[redacted] is greater than appraisaed value minus site value. Sufficient coverage provided.

Seller Comment (2024-04-08): The policy has an additional $[redacted] for "other permanent structures."

Reviewer Comment (2024-04-05): Appraised value minus site value equals $[redacted] requred dwelling coverage.  The hazard policy in file has dwelling coverage of $[redacted] with no evidence of extended replacement coverage or [redacted] in file.  What figures are you using to get $[redacted]?

Seller Comment (2024-04-04): Please clarify exception, there are [redacted] appraisals in the file. The lower value is the one used for the loan and the homeowner's coverage is sufficient with a total of $[redacted] in coverage,
																		04/08/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221150762	XXX	30308849	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Required residual income is $[redacted] and verified residual income is $[redacted]. The difference is in the other REO income calcualtion. Provide rental income analysis worksheet showing break down how Sch E rental income was calculated. Other REO P&I is $[redacted] and taxes are $[redacted]/month and insurance is $[redacted]/month.	Reviewer Comment (2024-04-15): Corrected other REO P&I payment to $[redacted] as HELOC was taken out in [redacted] name only and not the borrower per HELOC agreement in file.

Seller Comment (2024-04-15): Please refer to [redacted] notes regarding the HELOC it is not in our borrower's name, HELOC documents are also in loan documents and are in the borrowers [redacted] name, our borrower has no financial obligation to this property.

Reviewer Comment (2024-04-11): I reviewed the [redacted] and rental income worksheet and I do not see where you are including the P&I payment in the rental income calculation.  I see where you added the taxes and insurance separately in section [redacted] of the [redacted].  A [redacted] year average is being used for rental income loss. Year [redacted] calculation  is $[redacted] (PITIA) x [redacted] = $[redacted] - $[redacted] (annual rental income loss) =  $[redacted] / [redacted] = $[redacted]/month loss and year [redacted] calculation is  $[redacted] (PITIA) x [redacted] = $[redacted] - $[redacted] (annual rental income loss) =  $[redacted] / [redacted] = $[redacted]/month loss.  Add [redacted] and [redacted] loss together and divide by [redacted] = -$[redacted]  monthly rental income loss which is causing the residual income shortfall.

Seller Comment (2024-04-10): Please see attached Rental Income worksheet
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221163129	XXX			30326519			Credit	Missing Document	General	Missing Document	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided						Reviewer Comment (2024-04-15): [redacted] workshhet provided Seller Comment (2024-04-15): Please see prior exception for [redacted]. Seller Comment (2024-04-15): Please see attached.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221163129	XXX			30327868			Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	[redacted] ___; Required [redacted]	Missing [redacted] worksheet and unable to determine if any additional income or compensating factors used to qualify.				Reviewer Comment (2024-04-15): [redacted] worksheet provided Seller Comment (2024-04-15): please see prior exception for [redacted]	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221404561	XXX			30682088			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		Exception fired for missing Secondary Appraisal.				Reviewer Comment (2024-06-10): Desk review provided Seller Comment (2024-06-07): Refer to [redacted] Reviewer Comment (2024-06-06): Missing CDA desk review, Seller Comment (2024-06-06): 1st appraisal is less than [redacted] only a CDA is required as per guidelines.	06/10/2024			1	D	A	D	A	D	A	D	A	D	A		xxx	Primary	Refinance		D	A	A	A			D	A			No
221404564	XXX			30695925			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing [redacted] which funds were used for downpayment and [redacted]				Reviewer Comment (2024-06-10): Final HUD provided Seller Comment (2024-06-07): Please see attached	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221467311	XXX			30778874			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] in file is missing the [redacted]				Reviewer Comment (2024-06-21): Fully funded [redacted] and late dates provided Seller Comment (2024-06-20): Please see attached with dates added to Comments section.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221467312	XXX			30776764			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [redacted] declared end date.				Reviewer Comment (2024-07-11): Exception Cleared - Received recent disaster inspection report data updated as per provided document. Seller Comment (2024-07-10): Please see attached	07/11/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221467319	XXX			30787963			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Final Loan Agreement not provided						Reviewer Comment (2024-06-21): Final loan agreement provided Seller Comment (2024-06-20): Please see attached	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221467319	XXX			30787964			Credit	Missing Document	General	Missing Document	Missing Document: Schedule of Closing Costs not provided						Reviewer Comment (2024-06-21): Schedule of closing cost provided Seller Comment (2024-06-20): Please see attached	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221530990	XXX			30891819			Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-	FACTA Report is missing in file				Reviewer Comment (2024-06-26): Documents received, system cleared. Seller Comment (2024-06-25): Please see attached	06/26/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance		B	A	B	A			A	A			No
221530997	XXX	30891762	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: [redacted] Disaster End Date: [redacted] Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: [redacted]	Reviewer Comment (2024-09-22): PDI report provided. See previous comments to client and response.

Seller Comment (2024-09-20): please see attached, attempts were made to contact the borrower to no avail. Inspector has added comments that NO damage was noted [redacted]

Reviewer Comment (2024-07-26): We talked to [redacted] and they said send inspector back out with information on how to [redacted] ([redacted]).  If they [redacted] then have them note whether [redacted].

Reviewer Comment (2024-07-24): Loan sent to [redacted] for elevated review

Reviewer Comment (2024-07-24): Received document is a Borrower certification. Required Third party inspection report to verify FEMA disaster. Exception remains.

Seller Comment (2024-07-23): Please see attached. Again as per guidelines the FEMA inspection is a drive by inspection, the report clearly states that [redacted]. The original appraisal was a full inspection (paid for by borrower) and so they appraiser was GRANTED access. there are pictures verifying the [redacted] and of the street signs based on that and the attached borrowers certification signed at closing that there was no damage to property. please clear this finding.

Reviewer Comment (2024-07-18): The only way we can clear this exception is a picture of the property and verification from inspector that there were no damages to the property dated on or after the post disaster end date of [redacted].  The orignal appraisal has photos of property and the PDI report has to have photos of property to verify no damage with comments from inspector stating the same.

Seller Comment (2024-07-17): The report on the bottom of page one clearly states the appraiser had no access and the picture also shows it is a [redacted]. Page 2 is the picture already sent. attaching additional photos of street view. The appraiser had no access, did not indicate damage in the damage section of the report. Please escalate this review as there is no further information available at this time.

Reviewer Comment (2024-07-16): The inspection results report is 2 pages and I only have page 1 and no where on page 1 can I find "no damage" that you stated in the comments section.  Please provide document verifying no damage to subject property.

Seller Comment (2024-07-16): the report shows no damage , it's a [redacted] the appraiser can't get in. if the appraiser can't get in, they note on the report that the [redacted], we have had a few of these before with no problem. please clear the finding.

Reviewer Comment (2024-07-12): We need verification the subject property was inspected was not damaged due to most recent disater date of [redacted].

Seller Comment (2024-07-12): Please clarify what else is needed on the report. The appraiser is not able to gain access to a [redacted].

Reviewer Comment (2024-07-11): Provided file is not valid. Most recent inspection report is required. Exception remains

Seller Comment (2024-07-11): The report sates it's a [redacted] and was not able to gain access.

Reviewer Comment (2024-07-10): Still missing PDI report.  Only received a picture of a [redacted] and page 1 of a report not stating anything.

Seller Comment (2024-07-10): Please see attached
																		09/22/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221531002	XXX	30890413	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: MERS Min Number was not provided	Security Instrument is not property scanned from right side, so complete MIN number is not provided on Security Instrument. so we did not update incomplete MIN number	Reviewer Comment (2024-07-12): MERS number provided. Exception cleared.

Seller Comment (2024-07-11): please see attached

Reviewer Comment (2024-07-03): MIN / MERS number is 18 digits and only 17 digits verified.

Seller Comment (2024-07-01): The MIN number is not cut off on the document that was uploaded.  You can see the complete MIN Number. Please see attached screenshot

Reviewer Comment (2024-06-26): The same Security Instrument with the right side of document cut off was provided again and I we are still missing the complete MERS Min number.  Please provide a Securiuty Instrustion that does not have the right side cut off.

Seller Comment (2024-06-25): Please see attached
																		07/12/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221635765	XXX	31057078	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File is missing Mortgage documents for Property [redacted]. Please provide Mortgage payment History and other supporting documents for this property.	Reviewer Comment (2024-07-13): Revised [redacted] with new lease agreement for [redacted] and [redacted] exception to utilize [redacted] income for same property which covered shortfall.

Seller Comment (2024-07-12): Please see attached
 • Revised [redacted] with the mortgage payment added for  [redacted]
• Lease Agreement (fully executed) for  [redacted] dated  [redacted]for one year. The Rent is  [redacted] with a  [redacted] Security Deposit Pet Deposit of  [redacted], and Key deposit of  [redacted] was paid.
The Lease was paid in Advance for the whole year therefore the borrower received  [redacted] from the Tenant.
• There is also a bank statement which supports the borrower deposited  [redacted] into their  [redacted] account to support receipt of the funds for the Lease Agreement was received.
• In addition there is a VOM from the Lender who issued the Private Mortgage to the borrower for  [redacted] to verify the mortgage as the file did include the HUD-1 for the purchase of the property.

Seller Comment (2024-07-12): Please see attached
 • Revised [redacted] with the mortgage payment added for [redacted]
• Lease Agreement (fully executed) for  [redacted] dated  [redacted] for one year. The Rent is  [redacted]with a  [redacted] Security Deposit Pet Deposit of  [redacted] and Key deposit of  [redacted] was paid.
The Lease was paid in Advance for the whole year therefore the borrower received  [redacted] from the Tenant.
• There is also a bank statement which supports the borrower deposited  [redacted] into their [redacted] account to support receipt of the funds for the Lease Agreement was received.
• In addition there is a VOM from the Lender who issued the Private Mortgage to the borrower for  [redacted] to verify the mortgage as the file did include the HUD-1 for the purchase of the property.
																		07/13/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221635765	XXX			31057169			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-07-13): VOM provided Seller Comment (2024-07-12): See attached documents in [redacted]	07/13/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221635765	XXX			31071324			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Required residual income is [redacted] and verified residual income is [redacted] . Please provide other REO investment property PITI and Sch E income breakdown worksheet. The two properties PITI chagres are roughly [redacted] and [redacted] per month.				Reviewer Comment (2024-07-13): Revised [redacted] with new lease agreement for [redacted] and [redacted] exception to utilize [redacted]P&L income for same property which covered shortfall. Seller Comment (2024-07-12): See attachments in [redacted]	07/13/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221644479	XXX	31082874	Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	[redacted]: ___; Required [redacted]	As per verified [redacted] and [redacted] income total income is [redacted], FA states [redacted]	Reviewer Comment (2024-07-17): [redacted] income reported on page 2 of each [redacted]. Residual income meets guidelines.

Seller Comment (2024-07-17): Please see attached the [redacted]3. The borrowers each own a [redacted]% share in [redacted], so each borrower has a [redacted] to total [redacted] ownership. The second page of each [redacted] confirms that in [redacted], they each earned [redacted] (combined to equal [redacted]) and in [redacted], they each earned [redacted] (combined to equal [redacted]).

Reviewer Comment (2024-07-12): Base on the income worksheet it appears I am missing co-borrower [redacted] as the only [redacted] income in file for [redacted] and not [redacted] and [redacted] and not [redacted] and both [redacted] are for the borrower [redacted].

Seller Comment (2024-07-12): please see attached Income Calculation worksheet borrower also had [redacted] income that was considered.
																		07/17/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221752097	XXX			31164525			Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-					Reviewer Comment (2024-07-22): FACTA provided Seller Comment (2024-07-22): Please see attached	07/22/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221752097	XXX			31168133			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide documents to [redacted]				Reviewer Comment (2024-07-22): Verified other assessment is for [redacted] Seller Comment (2024-07-22): Please see UW comments on [redacted] under Underwriting Analysis: [redacted]	07/22/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221777557	XXX			31224074			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		442 completion report states smoke alarms in main living area on both floors and in upstairs bedroom have not been installed.				Reviewer Comment (2024-07-30): LOX from borrower provided explaining [redacted]. Seller Comment (2024-07-29): Please see signed LOE from borrower regarding [redacted]	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221777558	XXX			31197888			Credit	Compliance	Miscellaneous Compliance	Compliance	Missing Document: Name Affidavit not provided						Reviewer Comment (2024-07-30): Name affidavit provided Seller Comment (2024-07-29): Please see attached	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221827306	XXX			31277876			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification and Tax Verification documents not provided.				Reviewer Comment (2024-08-18): Tax certificate and hazard policy provided Seller Comment (2024-08-16): please see attached	08/18/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	B	C	B			A	A			No
221827306	XXX			31277932			Credit	Guideline	Guideline Issue	Guideline	Residual income requirement not met.	[redacted]: ___; Required [redacted]	FA is reflecting rental income of [redacted], however if we are including mortgage payment and tax and insurance then we are getting shortfall of [redacted. Not sure why you are excluding the PITI (taxes and insurance not verified). We have to include the PITI when calculating rental income	[redacted] Sufficient to [redacted] Borrower inputted [redacted] from [redacted] Borrower has lived in the [redacted]	[redacted] Sufficient to [redacted] Imputed [redacted] from [redacted] [redacted] in [redacted] residence. [redacted] in current [redacted]	SitusAMC,Originator SitusAMC,Originator SitusAMC	Reviewer Comment (2024-09-27): Lender exception provided. Reviewer Comment (2024-09-27): EXCEPTION HISTORY - Exception Explanation was updated on [redacted] PRIOR Exception Explanation: Calculated Residual Income: [redacted]; Required Residual Income: . Seller Comment (2024-09-23): please see attached as per meeting with [redacted]. Seller Comment (2024-09-23): please see attached as per meeting with [redacted]			09/27/2024	2	C	B	C	B	C	B	C	B	C	B		xxx	Primary	Refinance		C	B	C	B			A	A			No
221827306	XXX			31284983			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] states [redacted] were [redacted] at closing but [redacted] in file does not show [redacted]				Reviewer Comment (2024-08-16): Revised [redacted] showing booth debts included in residual income calcualtions. Seller Comment (2024-08-16): please see attached updated [redacted] showing no debts paid off i	08/16/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	B	C	B			A	A			No
221827307	XXX			31310130			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] has incorrect [redacted]				Reviewer Comment (2024-08-09): [redacted] provided Seller Comment (2024-08-09): Please see attached	08/09/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221827310	XXX			31272779			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The [redacted]___ is [redacted]___ based on the ___ in file.	Missing [redacted] and [redacted]				Reviewer Comment (2024-08-13): Missing final title poicy and title policy amount and appraisal value are the same. Seller Comment (2024-08-12): This is a purchase, and the contract amount, (lesser of appraised value) [redacted] and title policy are all correct at [redacted].	08/13/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Purchase		B	A	B	A			A	A			No
221854450	XXX			31349212			Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History		Missing [redacted] [redacted] provided in file.				Reviewer Comment (2024-08-15): HOA verification provided Seller Comment (2024-08-15): Please see attached	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221854456	XXX			31353446			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third Party Verification of employment is missing for Borrower and co-borrower				Reviewer Comment (2024-08-15): Documents received, system cleared. Seller Comment (2024-08-15): please see [redacted]	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221854458	XXX			31349760			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Verified dwelling coverage plus extended replacement coverage is greater than appraised value minus site value per appraisal."				Reviewer Comment (2024-08-15): Dwelling coverage plus extended replacement coverage is greater than appraised value minus site value. Seller Comment (2024-08-15): there were 2 appraisals for this file. The lower of the two found on [redacted] is what was used for value and calculation for homeowners' insurance. Please re-review	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221854458	XXX			31360702			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Reqired [redacted]. The difference is the [redacted]				Reviewer Comment (2024-08-15): Corrected [redacted] provided and meets residual income requirements. Seller Comment (2024-08-15): please refer to [redacted]	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221854465	XXX			31345738			Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-	FACTA Disclosure is missing in file.				Reviewer Comment (2024-08-15): Documents received, system cleared. Seller Comment (2024-08-15): please see attached	08/15/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance		B	A	B	A			A	A			No
221854468	XXX			31346006			Credit	HECM	General	HECM	The FACTA Disclosure was not provided.	-	FACTA Disclosure is not provided.				Reviewer Comment (2024-08-15): Documents received, system cleared. Seller Comment (2024-08-15): please see attached	08/15/2024			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance		B	A	B	A			A	A			No
221902673	XXX			31430394			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide clarification and documentation for what the debt of [redacted] belongs to listed on the final 1009 applicatiion addendum and in the total other monthly expenses on [redacted].				Reviewer Comment (2024-08-24): Asdded additional propert, taxes, insurance and HOA. Seller Comment (2024-08-23): The other monthly expenses listed are the property charges for the REO that the borrower has, located at [redacted]. The expenses are confirmed in the "property charge history - investment property" [redacted] and equate to: Property Tax -[redacted]Annual Insurance -[redacted] Annual HOA Dues - [redacted] Monthly see attached	08/24/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221911758	XXX			31495984			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing [redacted]				Reviewer Comment (2024-08-27): Trust agreement provided Seller Comment (2024-08-27): please see attached Reviewer Comment (2024-08-26): Page [redacted] is the trustee agreement and not the trust agreement. Seller Comment (2024-08-26): Please see page [redacted] indexed as Trust Agreement	08/27/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221911759	XXX			31436217			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Appraised value minus site value is $1.2M and dwelling coverage is only [redacted].				Reviewer Comment (2024-08-26): Dwelliing coverage plus other structure coverage is greater than appraised value minus site value. Seller Comment (2024-08-26): Please refer to policy and schedule B: Other Structures of [redacted] brings coverage to [redacted]	08/26/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221911759	XXX			31496123			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide hazard policy verifying annual premium is [redacted]. Policy provided states [redacted]/yr.				Reviewer Comment (2024-08-28): Corrected hazard policy proovided with [redacted]/month Seller Comment (2024-08-27): Please see attached new homeowners' policy, the borrowers changed insurance companies.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221944650	XXX			31543692			Credit	Credit	Credit Documentation	Credit	Missing Document: Occupancy Certificate not provided		Occupancy Certificate not provided				Reviewer Comment (2024-09-07): Occupancy certificate provided Seller Comment (2024-09-06): please see attached	09/07/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
221944650	XXX			31543720			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Income docs missing : [redacted]				Reviewer Comment (2024-09-09): [redacted] provided Seller Comment (2024-09-09): please see attached	09/09/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222030927	XXX			31627926			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Different zip codes.				Reviewer Comment (2024-09-19): Corrected flood certificate provided Seller Comment (2024-09-19): Please see attached	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222030927	XXX			31627928			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Different zip codes.				Reviewer Comment (2024-09-19): Corrected CertMap provided Seller Comment (2024-09-19): please see attached	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222111740	XXX			31743044			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Exception already raised for missing bank statement.				Reviewer Comment (2024-10-03): Bank statement provided Seller Comment (2024-10-02): Please see attached Annuity statement which was used for dissipated assets for imputed income as per [redacted].	10/03/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222111740	XXX			31743031			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Bank Statement is not provided in file.				Reviewer Comment (2024-10-03): Bank statement provided Seller Comment (2024-10-02): Please see attached Annuity statement which was used for dissipated assets for imputed income as per [redacted].	10/03/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161622	XXX			31812374			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2024-10-14): Appraised value minus stite value is less than dwelling coverage plus additional extended replacement coverage. Seller Comment (2024-10-10): the total appraised value minus the land value is [redacted]the policy is for [redacted] plus an additional coverage of [redacted] of Dwelling coverage. Please re-review policy and appraisal. Seller Comment (2024-10-08): the total appraised value minus the land value is [redacted] the policy is for [redacted] plus an additional coverage of [redacted] of Dwelling coverage. Please re-review policy and appraisal.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161624	XXX			31812470			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The [redacted]__ is [redacted]___ based on the ___ in file.	Policy amount is lower then the final loan amount in Title commitment. Title policy amount to be verified on Final Title policy.				Reviewer Comment (2024-10-09): Updated preliminary title policy provided Seller Comment (2024-10-08): The final title that you referring to is from [redacted] and is not the title for this transaction. please see attached current title. As per guidelines the coverage must be equal to the Max Claim amount which is [redacted]	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161625	XXX			31828816			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		Client stated inspection will be completed when End Date has been declared.				Reviewer Comment (2024-11-11): PDI report provided with no damages from storm. Seller Comment (2024-11-09): please see attached Reviewer Comment (2024-10-14): Inspection will be completed when End Date has been declared. Seller Comment (2024-10-11): Inspections will be done when End Date has been declared	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161630	XXX			31828504			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Miss 442 Certificate of completion				Reviewer Comment (2024-10-14): [redacted] Repair Rider sidned and dated ate closing Seller Comment (2024-10-10): please refer to [redacted] the Repair Rider was indexed under "other"	10/14/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161630	XXX			31900299			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2024-11-14): PDI report dated after end date with no damages from storm was provided. Seller Comment (2024-11-14): please see attached Reviewer Comment (2024-10-15): Inspection will be completed when End Date has been declared. Seller Comment (2024-10-14): Inspections will be done when end date has been declared.	11/14/2024			1		A		A		A		A		A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222161631	XXX			31931580			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2024-11-14): PDI report dated after end date with no damages from storm was provided. Seller Comment (2024-11-14): please see attached Reviewer Comment (2024-10-28): PDI report will be completed when End Date has been declared. Seller Comment (2024-10-25): Inspection will be completed when End Date has been declared.	11/14/2024			1		A		A		A		A		A		xxx	Primary	Refinance		A	A	A	A			A	A			No
222193497	XXX			31898792			Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History		Missing 24 month hHOA payment history. Only four months verified in file.				Reviewer Comment (2024-10-15): HOA verification provided Seller Comment (2024-10-14): please refer to D0166 Page 336- the HOA condo Due history was indexed under Tax Certificate.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222193499	XXX			31898961			Credit	HECM	General	HECM	Missing/Incomplete Condo HOA History		Missing 24 month HOA payment history. Only 13 months verified in file.				Reviewer Comment (2024-10-17): HOA verification provided Seller Comment (2024-10-17): Please see attached	10/17/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222224705	XXX	31928675	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File does not meet minimum required RI due to debt not shown on the HUD as being paid off and was not included in the debt ratio on the FA that is in file.	Reviewer Comment (2024-10-28): Additional debt being paid off with the [redacted] proceeds at closing. Once this was corrected and I add back taxes and insurance on subject property since there is a full[redacted] loan would meet residual income requirements.

Seller Comment (2024-10-28): Please see attached disbursement ledger from title showing all debts were paid off

Reviewer Comment (2024-10-24): Unless I am missing something those are the same debts I listed were being paid off but there are several debts on credit report that are not listed and have been included in residual income calculation.  [redacted] is only using [redacted].  I need proof all other debt was paid or being paid at closing..

Seller Comment (2024-10-24): Please refer to[redacted]the supplemental page of the HUD the remaining debts are listed there.

Reviewer Comment (2024-10-22): Debt listed on credit report dated [redacted].  Only debts excluded on HUD is [redacted].  The remaining debt is being included in the residual income calculation but [redacted] is only stating [redacted] in revolving debt being included.

Seller Comment (2024-10-22): Can you please clarify what debt you are referring to?
																		10/28/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222270979	XXX			31994610			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506 - C provided in file does not have the tax years listed.				Reviewer Comment (2024-11-11): [redaction] provided Seller Comment (2024-11-11): please see attached	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222314708	XXX			32071310			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted]sheet states funds down payment and closing costs and asset depletion income used to qualify is coming from sale of REO, [redacted]. HUD from sale of REO is missing.				Reviewer Comment (2024-11-11): Closing statement from sale of previous primary provided. Seller Comment (2024-11-08): please see attached	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase		C	A	C	A			A	A			No
222314718	XXX			32063877			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax document is not provided.				Reviewer Comment (2024-11-11): Tax certificate provided Seller Comment (2024-11-07): please refer to [redaction] and[redaction] page [redaction]- all property ID's are listed	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222314763	XXX			32084930			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing [redacted] tax returns and YTD P&L for [redacted].				Reviewer Comment (2024-11-12): [redaction] extension provided Seller Comment (2024-11-11): Please refer to [redaction] Page [redaction] was granted an extension	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No
222314763	XXX			32084948			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted] must be verbally verified (verbal VOE) with an acceptable third party such as a CPA, regulatory agency, or applicable licensing bureau within [redacted] days of the funding date.				Reviewer Comment (2024-11-12): Not required based on [redaction] updated guidelines. Seller Comment (2024-11-11): As of [redaction] guidelines no longer require a verbal verification for [redaction]	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance		C	A	C	A			A	A			No